Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Formidable ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	(6.25%)	0.75%	(2.24%)
Formidable Fortress ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.32%	12.76%	(9.48%)